AMERITAS LIFE INSURANCE CORP.
                                  ("Ameritas")
               AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVL
                                       and
               AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA
                              ("Separate Accounts")

                                  Supplement to
               Ameritas Low Load Variable Universal Life ("LLVL")
        Ameritas Low-Load Survivorship Variable Universal Life ("LLSVUL")
                 Ameritas No Load Variable Annuity ("NLVA 4080")
                         Prospectuses Dated May 1, 2006
                       Supplement Dated November 20, 2006

Effective November 17, 2006, Ameritas Investment Corp. ("AIC") resigned as the investment adviser and principal underwriter to the Calvert Variable Series, Inc. Ameritas Portfolios ("Ameritas Portfolios"). Pursuant to shareholder approval, on November 18, 2006, Calvert Asset Management Company, Inc. ("CAMCO") assumed responsibility as investment adviser and Calvert Distributors, Inc. ("CDI") assumed responsibility as principal underwriter to the Ameritas Portfolios. The Ameritas prospectuses listed above, including their statements of additional information ("SAIs"), are amended by replacing all references to AIC as adviser to the Ameritas Portfolios with references to CAMCO.

The Ameritas prospectuses, including their SAIs, are further amended by replacing any references to AIC as the principal underwriter to the Ameritas Portfolios with references to CDI.

Although it no longer serves as adviser to the Ameritas Portfolios, AIC remains the underwriter and distributor of each of the variable products.

Ameritas, CAMCO, CDI and AIC are affiliated companies. Ameritas, CAMCO, and CDI are indirect wholly owned subsidiaries of UNIFI Mutual Holding Company ("UNIFI"). AIC is an indirect majority owned subsidiary of UNIFI.

All other Policy provisions remain as stated in the Policies, prospectuses and SAIs.

Please see supplements to the Ameritas Portfolios prospectus and statement of additional information for more information about CAMCO, and CDI.

     This Supplement should be retained with the current prospectus for your variable Policy issued by Ameritas Life Insurance Corp.
        If you do not have a current prospectus, please contact Ameritas at 1-800-255-9678.